N-2	12 Months Ended
Apr. 30, 2026 $ / shares
Cover [Abstract]
Entity Central Index Key	0002022674
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Variant Alternative Lending Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Variant Alternative Lending Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on May 6, 2024. The Fund operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). Prior to November 3, 2025, the Fund operated as a tender offer fund pursuant to Rule 13e-4 under the Investment Company Act. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities. No holder of Shares (each, a “Shareholder” and collectively, “Shareholders”) will have the right to require the Fund to redeem its Shares. In addition, no public market exists for the Shares and the Fund does not expect any trading market to develop for Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment. The Fund commenced operations after the close of business October 31, 2024, with Institutional Class Shares. Only Institutional Class Shares have been issued as of the date of the accompanying financial statements. Institutional Class Shares and Access Class Shares are subject to different fees and expenses. In the future, other classes of Shares may be offered.

The Fund’s primary investment objective is to provide a high level of current income while seeking to prioritize capital preservation. Capital appreciation is considered a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in senior secured alternative income-generating lending investments (“Alternative Lending Investments”) (the “80% Policy”). For the purpose of the 80% Policy, Alternative Lending Investments are investments that the Investment Manager believes are outside of traditional public equity and bond markets and are likely to generate an interest payment, pay dividends, or have other forms of distributions that generally accrue value over time, or securities that provide the Fund with exposure to such investments. The Fund’s Alternative Lending Investments may include, but are not limited to, specialty finance, litigation finance-related investments, real estate debt securities, transportation finance, portfolio finance, trade finance, royalties and warehouse facilities, purchases of interests in private credit funds in the secondary market, and warrants and equity securities acquired by the Fund in connection with the restructuring of Alternative Lending Investments. The Fund expects to allocate its assets primarily through the direct origination of senior secured credit facilities and, on an opportunistic basis, other investment vehicles (“Underlying Funds”) purchased on a secondary basis. While the Fund will comply with the 80% Policy, under normal market conditions, the Fund expects to invest at least 90% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in Alternative Lending Investments. The Fund may change the 80% Policy without Shareholder approval upon at least 60 days’ prior written notice to Shareholders.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The principals of the Investment Manager are deemed to be the Chief Operating Decision Makers with respect to the Fund’s investment decisions.

Risk Factors [Table Text Block]	Principal Risks

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. However, the Investment Manager expects that the Fund’s primary use of leverage will be for working capital management, as opposed to structural leverage. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Credit Risks

The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. An investor could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities defaults or is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its obligations. A downgrade of the credit of a security may also decrease its value.

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Repurchase Offers

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer.

Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, threatened or actual imposition of tariffs, recessions or other events may have a significant impact on a security or instrument. Tensions, war or open conflict between nations, such as recently between Russia and Ukraine, in the Middle East or in eastern Asia, could affect the economies of many nations, including the United States. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the markets in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions on investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The United States has enacted or proposed to enact significant tariffs, (which the U.S. Supreme Court recently ruled were unconstitutional) and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty remains about the United States future relationships with other countries with respect to such trade policies, treaties, military conflicts, sanctions and potential tariffs. These developments, or the perception thereof, may have a material adverse effect on global trade, trade between the impacted nations and the United States, the stability of global financial markets and overall global economic conditions. These events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital Stock

Pursuant to exemptive relief obtained from the SEC, the Fund is permitted to offer multiple classes of Shares. The Fund is currently authorized to offer two separate classes of Shares, designated as Institutional Class Shares and Access Class Shares. Only Institutional Class Shares have been issued as of the date of the accompanying financial statements. Institutional Class Shares and Access Class Shares are subject to different fees and expenses. The Fund has adopted a Distribution and Servicing Plan with respect to Access Class Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Servicing Plan, the Fund is permitted to pay as compensation up to 0.50% on an annualized basis of the aggregate net assets attributable to Access Class Shares to the Fund’s Distributor or other qualified recipients under the Distribution and Servicing Plan. The Distribution and Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. While the Fund presently offers two classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Institutional Class Shares or Access Class Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2)voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; (7) any conversion features, as permitted under the Investment Company Act.

The minimum initial investment in Institutional Class Shares and Access Class Shares by any investor is $1 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Institutional Class Shares and Access Class Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirement. The purchase price for each class of Shares is based on the NAV per Share of that Class as of the date such Shares are purchased.

Neither Institutional Class Shares nor Access Class Shares are subject to any initial sales charge. However, investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by the Administrator. The returned check and stop payment fees are currently $25.

Shares are generally offered for purchase on each business day, except that Shares may be offered less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Fund. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time.

The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a Valuation Date (as defined below) on or about February 15, May 15, August 15 and November 15 of each year. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares. Shares will be repurchased at their NAV determined as of approximately February 15, May 15, August 15 and November 15, as applicable (each such date, a “Valuation Date”). Shareholders tendering Shares directly through the Fund and not through a registered investment adviser or other intermediary (“Authorized Intermediary”) for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be the Valuation Date. Shareholders who tender may not have all of the tendered Shares repurchased by the Fund. If over-subscriptions occur, the Fund may elect to repurchase less than the full amount that a Shareholder requests to be repurchased. In such an event, the Fund may repurchase only a pro rata portion of the amount tendered by each Shareholder. In certain circumstances, the Board may require a Shareholder to tender its Shares. Any such redemption will be conducted consistent with the requirements of Rule 23c-2 under the Investment Company Act.

A Shareholder who tenders for repurchase only a portion of its Shares in the Fund will be required to maintain a minimum account balance of $50,000,000. If a Shareholder tenders a portion of its Shares and the repurchase of that portion would cause the Shareholder’s account balance to fall below this required minimum of $50,000,000, the Fund reserves the right to repurchase all of such Shareholder’s outstanding Shares. Such minimum capital account balance requirement may also be waived by the Board or by the Investment Manager in its sole discretion, subject to applicable federal securities laws.

	Tender Offer	Tender Offer	Tender Offer	Repurchase Offer
Commencement Date	April 17, 2025	July 18, 2025	October 16, 2025	January 23, 2026
Repurchase Request Deadline	May 15, 2025	August 15, 2025	November 14, 2025	February 13, 2026
Repurchase Pricing Date	May 15, 2025	August 15, 2025	November 14, 2025	February 13, 2026

Net Asset Value as of Repurchase Offer Date
Institutional Class	$25.07	$25.62	$25.43	$24.69

Amount Repurchased
Institutional Class	$130,567	$172,494	$4,191,743	$4,050,045

Percentage of Outstanding Shares Repurchased
Institutional Class	0.23%	0.22%	5.00%	5.23%

Security Dividends [Text Block]	The minimum initial investment in Institutional Class Shares and Access Class Shares by any investor is $1 million.
Security Voting Rights [Text Block]	voting rights with respect to a distribution and/or service plan as to such class
Indemnifications [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Borrowing, Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. However, the Investment Manager expects that the Fund’s primary use of leverage will be for working capital management, as opposed to structural leverage. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risks

The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. An investor could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities defaults or is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its obligations. A downgrade of the credit of a security may also decrease its value.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Repurchase Offers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer.

Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Market Disruption and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, threatened or actual imposition of tariffs, recessions or other events may have a significant impact on a security or instrument. Tensions, war or open conflict between nations, such as recently between Russia and Ukraine, in the Middle East or in eastern Asia, could affect the economies of many nations, including the United States. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the markets in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions on investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The United States has enacted or proposed to enact significant tariffs, (which the U.S. Supreme Court recently ruled were unconstitutional) and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty remains about the United States future relationships with other countries with respect to such trade policies, treaties, military conflicts, sanctions and potential tariffs. These developments, or the perception thereof, may have a material adverse effect on global trade, trade between the impacted nations and the United States, the stability of global financial markets and overall global economic conditions. These events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Institutional Class Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 24.11